Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues		$ 2,602,281	$ 4,777,573	$ 5,162,268
Revenues generated from third parties		2,263,155	3,892,583	4,831,838
Revenue generated from related parties		339,126	884,990	330,430
Cost of revenues		(1,350,638)	(1,938,023)	(2,458,566)
Gross profit		1,251,643	2,839,550	2,703,702
Operating expenses:
Selling and marketing		(924,538)	(1,587,333)	(1,583,284)
General and administrative		(5,516,778)	(3,449,293)	(2,461,535)
Total operating expenses		(6,441,316)	(5,036,626)	(4,044,819)
Operating loss		(5,189,673)	(2,197,076)	(1,341,117)
Other income (expenses):
Interest income (expense), net		(36,695)	(1,615,440)	(3,348,790)
Loss on debt extinguishment				(5,625,916)
Other income (expenses), net		(181,581)	871,650	(73,771)
Total other expenses, net		(218,276)	(743,790)	(9,048,477)
Loss before income taxes		(5,407,949)	(2,940,866)	(10,389,594)
Income tax provision (recovery)		(328,146)	192,683	101,722
Net loss		(5,736,095)	(2,748,183)	(10,287,872)
Other comprehensive income (loss):
Foreign currency translation adjustment		428,356	1,118,446	(641,055)
Comprehensive loss		$ (5,307,739)	$ (1,629,737)	$ (10,928,927)
Earnings (Loss) per ordinary share
Basic and diluted (in Dollars per share)		$ (5.517)	$ (3.819)	$ (33.282)
Weighted average number of ordinary shares outstanding
Basic and diluted (in Shares)	[1]	1,039,766	719,549	309,108

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 17, 2022.